SHAREHOLDERS' EQUITY - Share Capital - Shares Authorized (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share capital
Share capital, shares authorized, unlimited	Unlimited	Unlimited
Share capital, par value (in dollars per share)	$ 0	$ 0